Intangible Assets (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	7,364
2014	7,147
2015	6,886
2016	6,400
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,890